Earnings per share - Summary Of Income Attributable To Ordinary Shareholders (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Income for the year, attributable to the owners of the Company	$ 351,861	$ 617,439	$ 273,334